Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Table)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Accounts receivable, allowance for doubtful accounts receivable
The changes in the allowance for doubtful accounts during the years ended December 31, 2013, 2012 and 2011 were as follows:

	2013	2012	2011
(Dollars in thousands)
Beginning balance	$26,902	$23,537	$25,816
Additions, net of recoveries	98,864	67,372	62,157
Deductions	(65,528)	(64,007)	(64,436)
Ending balance	$60,238	$26,902	$23,537